Background and Nature of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background and Nature of Operations

Note 1: Background and Nature of Operations

Clarivate Analytics Plc (“Clarivate,” “us,” “we,” “our,” or the “Company”), a public limited company organized under the laws of Jersey, Channel Islands, was incorporated as a Jersey limited company on January 7, 2019. Pursuant to the definitive agreement entered into to effect a merger between Camelot Holdings (Jersey) Limited ("Jersey") and Churchill Capital Corp, a Delaware corporation, ("Churchill") (the “2019 Transaction”), the Company was formed for the purposes of completing the 2019 Transaction and related transitions and carrying on the business of Jersey, and its subsidiaries.

The Company is a provider of proprietary and comprehensive content, analytics, professional services and workflow solutions that enables users across government and academic institutions, life science companies and research and development (“R&D”) intensive corporations to discover, protect and commercialize their innovations. Our Science Product Group consists of our Web of Science and Life Science Product Lines. Both Product Lines provide curated, high-value, structured information that is delivered and embedded into the workflows of our customers, which include research intensive corporations, life science organizations and universities world-wide. Our Intellectual Property ("IP") Product Group consists of our Derwent, CompuMark and MarkMonitor Product Lines. These Product Lines help manage customer’s end-to-end portfolios of intellectual property from patents to trademarks to corporate website domains.

In January 2019, we entered into an Agreement and Plan of Merger (as amended by Amendment No. 1 to the Agreement and Plan of Merger, dated February 26, 2019, and Amendment No. 2 to the Agreement and Plan of Merger, dated March 29, 2019, collectively, the “Merger Agreement”) by and among Churchill, Jersey, CCC Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of Clarivate (“Delaware Merger Sub”), Camelot Merger Sub (Jersey) Limited, a private limited company organized under the laws of Jersey, Channel Islands and wholly owned subsidiary of Clarivate (“Jersey Merger Sub”), and the Company, which, among other things, provided for (i) Jersey Merger Sub to be merged with and into Jersey with Jersey being the surviving company in the merger (the “Jersey Merger”) and (ii) Delaware Merger Sub to be merged with and into Churchill with Churchill being the surviving corporation in the merger (the “Delaware Merger”), and together with the Jersey Merger, the “Mergers”.

On May 13, 2019, the 2019 Transaction was consummated, and Clarivate became the sole managing member of Jersey, operating and controlling all of the business and affairs of Jersey, through Jersey and its subsidiaries. Following the consummation of the 2019 Transaction on May 13, 2019, the Company’s ordinary shares and warrants began trading on the New York Stock Exchange.

The 2019 Transaction was accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Under this method of accounting Churchill was treated as the "acquired" company for financial reporting purposes. This determination was primarily based on post 2019 Transaction relative voting rights, composition of the governing board, size of the two entities pre-merger, and intent of the 2019 Transaction. Accordingly, for accounting purposes, the 2019 Transaction was treated as the equivalent of the Company issuing stock for the net assets of Churchill. The net assets of Churchill, were stated at historical cost, with no goodwill or other intangible assets resulting from the 2019 Transaction. Reported amounts from operations included herein prior to the 2019 Transaction are those of Jersey.

In February 2020, the Company consummated a public offering of 27,600,000 ordinary shares at $20.25 per share. After this offering, Onex Corporation and Baring Private Equity Asia Limited ("BPEA") continue to beneficially own approximately 38.3% of the Company’s ordinary shares, down from approximately 70.8% of the ordinary shares beneficially owned by Onex and BPEA immediately after the closing of our merger with Churchill Capital Corp in 2019.

Risks and Uncertainties

In March 2020, the World Health Organization characterized COVID-19 as a pandemic. The rapid spread of COVID-19 and the continuously evolving responses to combat it have had an increasingly negative impact on the global economy. In view of the rapidly changing business environment, market volatility and heightened degree of uncertainty resulting from COVID-19, we are currently unable to fully determine its future impact on our business. However, we continue to assess the potential effect on our financial position, results of operations, and cash flows. If the global pandemic continues to evolve into a prolonged crisis, the effects could have an adverse impact on the Company’s results of operations, financial condition and cash flows.

Note 1: Background and Nature of Operations

Clarivate Analytics Plc (“Clarivate,” “us,” “we,” “our,” or the “Company”), a public limited company organized under the laws of Jersey, Channel Islands, was incorporated as a Jersey limited company on January 7, 2019. Pursuant to the definitive agreement entered into to effect a merger between Camelot Holdings (Jersey) Limited (“Jersey”) and Churchill Capital Corp, a Delaware corporation, (“Churchill”) (the “2019 Transaction”), the Company was formed for the purposes of completing the 2019 Transaction and related transitions and carrying on the business of Jersey, and its subsidiaries.

The Company is a provider of proprietary and comprehensive content, analytics, professional services and workflow solutions that enables users across government and academic institutions, life science companies and research and development (“R&D”) intensive corporations to discover, protect and commercialize their innovations. Our Science Product Group consists of our Web of Science and Life Science Product Lines. Both Product Lines provide curated, high-value, structured information that is delivered and embedded into the workflows of our customers, which include research intensive corporations, life science organizations and universities world-wide. Our Intellectual Property (“IP”) Product Group consists of our Derwent, CompuMark and MarkMonitor Product Lines. These Product Lines help manage customer’s end-to-end portfolio of intellectual property from patents to trademarks to corporate website domains.

In January 2019, we entered into an Agreement and Plan of Merger (as amended by Amendment No. 1 to the Agreement and Plan of Merger, dated February 26, 2019, and Amendment No. 2 to the Agreement and Plan of Merger, dated March 29, 2019, collectively, the “Merger Agreement”) by and among Churchill, Jersey, CCC Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of Clarivate (“Delaware Merger Sub”), Camelot Merger Sub (Jersey) Limited, a private limited company organized under the laws of Jersey, Channel Islands and wholly owned subsidiary of Clarivate (“Jersey Merger Sub”), and the Company, which, among other things, provided for (i) Jersey Merger Sub to be merged with and into Jersey with the Jersey being the surviving company in the merger (the “Jersey Merger”) and (ii) Delaware Merger Sub to be merged with and into Churchill with Churchill being the surviving corporation in the merger (the “Delaware Merger”), and together with the Jersey Merger, the “Mergers”.

On May 13, 2019, the 2019 Transaction was consummated, and Clarivate became the sole managing member of Jersey, operating and controlling all of the business and affairs of Jersey, through Jersey and its subsidiaries. Following the consummation of the 2019 Transaction on May 13, 2019, the Company’s ordinary shares and warrants began trading on the New York Stock Exchange. See Note 4 — "Business Combinations" for more information.

The 2019 Transaction was accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Under this method of accounting Churchill was treated as the "acquired" company for financial reporting purposes. This determination was primarily based on post 2019 Transaction relative voting rights, composition of the governing board, size of the two entities pre-merger, and intent of the 2019 Transaction. Accordingly, for accounting purposes, the 2019 Transaction was treated as the equivalent of the Company issuing stock for the net assets of Churchill. The net assets of Churchill, were stated at historical cost, with no goodwill or other intangible assets resulting from the 2019 Transaction. Reported amounts from operations included herein prior to the 2019 Transaction are those of Jersey.

On September 10, 2019 and December 9, 2019 the Company issued a public offering of 39,675,000 and 49,680,000 ordinary shares, respectively, (the “Secondary Offerings”) by affiliated funds of Onex Corporation and Baring Private Equity Asia Limited (“BPEA”), together with certain other shareholders, at $16.00 and $17.25, respectively, per share. The Company did not receive any of the proceeds from the sale of its ordinary shares by the selling shareholders.

Jersey was formed on August 4, 2016 as a private limited liability company organized under the laws of the Island of Jersey. Its registered office is located at 4th Floor, St Paul’s Gate, 22-24 New Street, St Helier, Jersey JE1 4TR.

On July 10, 2016, Camelot UK Bidco Limited, a private limited liability company incorporated under the laws of England and Wales, and a direct wholly owned subsidiary of Camelot UK Holdco Limited, a direct wholly owned subsidiary (“UK Holdco”), collectively referred to as (“Bidco”), entered into a separation agreement to acquire (i) certain assets and liabilities related to the Intellectual Property & Science business (“IP&S”) business from our Thomson Reuters Corporation ("Former Parent") and (ii) all of the equity interests and substantially all of the assets and liabilities of certain entities engaged in the IP&S business together with their subsidiaries (“2016 Transaction”). The 2016 Transaction total consideration was $3,566,599, net of cash acquired. Jersey is owned by affiliates of Onex Corporation and private investment funds managed by BPEA and certain co-investors.